PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
VY
®
Invesco Comstock Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .6%
Communication Services : 8 .0%
28,804
(1)
Alphabet, Inc. - Class A
$ 4,347,388
1 .7
6,244
(1)
Charter
Communications, Inc.
- Class A
1,814,694
0 .7
61,872  Comcast Corp. - Class
A
2,682,151
1 .0
13,091  Meta Platforms, Inc.
- Class A
6,356,728
2 .4
12,410
T-Mobile US, Inc.
2,025,560
0 .8
23,410
Walt Disney Co.
2,864,448
1 .1
92,995
(1)
Warner Bros
Discovery, Inc.
811,846
0 .3
20,902,815
8 .0
Consumer Discretionary : 4 .7%
73
Booking Holdings, Inc.
264,835
0 .1
59,497
eBay, Inc.
3,140,252
1 .2
35,735
General Motors Co.
1,620,582
0 .6
62,314  Las Vegas Sands
Corp.
3,221,634
1 .2
3,775
Ralph Lauren Corp.
708,794
0 .3
35,344
Starbucks Corp.
3,230,088
1 .3
12,186,185
4 .7
Consumer Staples : 9 .1%
36,170
Coca-Cola Co.
2,212,880
0 .9
93,834
Keurig Dr Pepper, Inc.
2,877,889
1 .1
26,198
Kimberly-Clark Corp.
3,388,711
1 .3
74,581
Kraft Heinz Co.
2,752,039
1 .1
66,578  Philip Morris
International, Inc.
6,099,876
2 .3
33,235  Reckitt Benckiser
Group PLC
1,894,560
0 .7
42,115
Sysco Corp.
3,418,896
1 .3
15,664  Tyson Foods, Inc.
- Class A
919,947
0 .4
23,564,798
9 .1
Energy : 9 .7%
10,709
Cheniere Energy, Inc.
1,727,148
0 .7
34,911
Chevron Corp.
5,506,861
2 .1
18,993
ConocoPhillips
2,417,429
0 .9
26,361
Exxon Mobil Corp.
3,064,203
1 .2
15,233
Hess Corp.
2,325,165
0 .9
84,317
Marathon Oil Corp.
2,389,544
0 .9
6,761  Pioneer Natural
Resources Co.
1,774,762
0 .7
14,568
Shell PLC, ADR
976,639
0 .4
137,631
Suncor Energy, Inc.
5,079,960
1 .9
25,261,711
9 .7
Financials : 19 .5%
16,791
Allstate Corp.
2,905,011
1 .1
57,968  American International
Group, Inc.
4,531,358
1 .7
183,442
Bank of America Corp.
6,956,121
2 .7
61,776
Citigroup, Inc.
3,906,714
1 .5
96,125  Citizens Financial
Group, Inc.
3,488,376
1 .3
94,227
Fifth Third Bancorp
3,506,187
1 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,906  Goldman Sachs
Group, Inc.
$ 3,302,257
1 .3
239,002  Huntington
Bancshares, Inc.
3,334,078
1 .3
18,304
M&T Bank Corp.
2,662,134
1 .0
34,926
MetLife, Inc.
2,588,366
1 .0
17,813
Morgan Stanley
1,677,272
0 .6
49,265
State Street Corp.
3,809,170
1 .5
139,687
Wells Fargo & Co.
8,096,258
3 .1
50,763,302
19 .5
Health Care : 16 .2%
5,227
AbbVie, Inc.
951,837
0 .4
15,597
AstraZeneca PLC
2,095,358
0 .8
36,664  Baxter International,
Inc.
1,567,019
0 .6
8,898  Becton Dickinson and
Co.
2,201,810
0 .8
35,056  Bristol-Myers Squibb
Co.
1,901,087
0 .7
54,768
CVS Health Corp.
4,368,296
1 .7
31,710  DENTSPLY SIRONA,
Inc.
1,052,455
0 .4
10,814
Elevance Health, Inc.
5,607,491
2 .2
34,567
(1)
Henry Schein, Inc.
2,610,500
1 .0
5,535
Humana, Inc.
1,919,095
0 .7
22,351
Johnson & Johnson
3,535,705
1 .4
29,981
Medtronic PLC
2,612,844
1 .0
35,500
Merck & Co., Inc.
4,684,225
1 .8
86,106
Sanofi, ADR
4,184,751
1 .6
16,435  Universal Health
Services, Inc. - Class B
2,998,730
1 .1
42,291,203
16 .2
Industrials : 12 .7%
9,679
Caterpillar, Inc.
3,546,676
1 .4
15,104
Eaton Corp. PLC
4,722,719
1 .8
36,184
Emerson Electric Co.
4,103,989
1 .6
18,686
FedEx Corp.
5,414,082
2 .1
20,773
General Electric Co.
3,646,285
1 .4
82,682  Johnson Controls
International PLC
5,400,788
2 .1
31,320
Textron, Inc.
3,004,527
1 .1
21,615  Westinghouse Air
Brake Technologies
Corp.
3,148,873
1 .2
32,987,939
12 .7
Information Technology : 11 .8%
88,077
Cisco Systems, Inc.
4,395,923
1 .7
37,795  Cognizant Technology
Solutions Corp. - Class
A
2,769,996
1 .1
107,728
(1)
DXC Technology Co.
2,284,911
0 .9
16,463
(1)
F5, Inc.
3,121,220
1 .2
73,264
Intel Corp.
3,236,071
1 .2
16,261
Microsoft Corp.
6,841,328
2 .6
16,947  NXP Semiconductors
NV
4,198,958
1 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
22,687
Qualcomm, Inc.
$ 3,840,909
1 .5
30,689,316
11 .8
Materials : 3 .2%
30,053  CF Industries
Holdings, Inc.
2,500,710
0 .9
39,995
Corteva, Inc.
2,306,512
0 .9
92,868
International Paper Co.
3,623,709
1 .4
8,430,931
3 .2
Real Estate : 0 .4%
4,693  SBA Communications
Corp.
1,016,973
0 .4
Utilities : 1 .3%
66,409
Dominion Energy, Inc.
3,266,659
1 .3
Total Common Stock
(Cost $198,020,267)
251,361,832
96 .6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .3%
Mutual Funds : 3 .3%
8,660,056
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
(Cost $8,660,056) $ 8,660,056 3 .3
Total Short-Term
Investments
(Cost $8,660,056)
8,660,056
3 .3
Total Investments in
Securities
(Cost $206,680,323) $ 260,021,888 99 .9
Assets in Excess of
Other Liabilities 325,952 0.1
Net Assets $ 260,347,840 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 20,902,815 $ — $ — $ 20,902,815
Consumer Discretionary 12,186,185 — — 12,186,185
Consumer Staples 21,670,238 1,894,560 — 23,564,798
Energy 25,261,711 — — 25,261,711
Financials 50,763,302 — — 50,763,302
Health Care 40,195,845 2,095,358 — 42,291,203
Industrials 32,987,939 — — 32,987,939
Information Technology 30,689,316 — — 30,689,316
Materials 8,430,931 — — 8,430,931
Real Estate 1,016,973 — — 1,016,973
Utilities 3,266,659 — — 3,266,659
Total Common Stock 247,371,914 3,989,918 — 251,361,832
Short-Term Investments 8,660,056 — — 8,660,056
Total Investments, at fair value $ 256,031,970 $ 3,989,918 $ — $ 260,021,888
Other Financial Instruments+
Forward Foreign Currency Contracts — 32,468 — 32,468
Total Assets $ 256,031,970 $ 4,022,386 $ — $ 260,054,356
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (1,453) $ — $ (1,453)
Total Liabilities $ — $ (1,453) $ — $ (1,453)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, the following forward foreign currency contracts were outstanding for VY
®
Invesco Comstock Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 91,831 EUR 84,686 Deutsche Bank AG 04/26/24 $ 379
USD 70,610 GBP 55,951 Deutsche Bank AG 04/26/24 (18)
USD 2,499,712 CAD 3,386,742 Deutsche Bank AG 04/26/24 (1,435)
USD 140,597 GBP 110,574 Goldman Sachs International 04/26/24 1,019
USD 2,281,390 GBP 1,793,619 RBC Capital Markets Corp. 04/26/24 17,280
USD 2,044,666 EUR 1,880,635 RBC Capital Markets Corp. 04/26/24 13,790
$ 31,015
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)

VY
®
Invesco Comstock Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 60,736,688
Gross Unrealized Depreciation (7,395,123)
Net Unrealized Appreciation $ 53,341,565